Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of current and deferred components of income tax expenses

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Current income tax	330,859	365,292	45,248	6,935
Deferred income tax	(171,230)	(260,049)	271,238	41,569
	159,629	105,243	316,486	48,504

Schedule of components of the deferred tax assets

	As of December 31,
	2019	2020
	RMB	RMB	US$
Deferred tax assets
Allowance for loans and advances	492,923	613,056	93,955
Net operating loss carry forwards	48,715	70,220	10,762
Accruals for share-based compensation	41,518	42,636	6,534
Accruals for payroll and other costs	13,590	13,589	2,084
Accruals for other liabilities	4,801	30,558	4,683
Contract liabilities	86,573	36,469	5,589
Less: valuation allowance	(13,031)	(402,676)	(61,714)
Balance at the end of the year	675,089	403,852	61,893

Schedule of differences between the PRC statutory tax rate and the company's effective tax rate

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Income/(loss) before provision of income tax	764,259	368,485	(397,857)	(60,974)
PRC statutory income tax rate	25%	25%	25%	25%
Income tax computed at statutory tax rate	191,065	92,121	(99,465)	(15,244)
Difference on tax rate	—	(18,427)	8,803	1,349
Research and development super-deduction	(16,254)	(13,919)	(5,646)	(865)
Non-deductible/non-taxable items	29,916	34,168	23,148	3,548
Changes in valuation allowance	(45,098)	11,300	389,646	59,716
Income tax expenses	159,629	105,243	316,486	48,504